UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number  811-07641
                                                    -------------------

                      Advantage Advisers Augusta Fund, LLC
    -----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
          ------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kenneth Gerstein
                           Schulte, Roth and Zabel LLP
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
          ------------------------------------------------------------
                     (Name and address of agent for service)


        registrant's telephone number, including area code: 212-667-4225
                                                           -------------

                      Date of fiscal year end: December 31
                                              ------------

                     Date of reporting period: June 30, 2006
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                                       [ADVANTAGE ADVISERS LOGO]



                     ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.


                              FINANCIAL STATEMENTS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2006
                                   (UNAUDITED)

                     ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

                              FINANCIAL STATEMENTS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2006
                                   (UNAUDITED)





                                    CONTENTS




Statement of Assets, Liabilities and Members' Capital .......................  1

Schedule of Portfolio Investments ...........................................  2

Schedule of Securities Sold, Not Yet Purchased ..............................  7

Statement of Operations .....................................................  9

Statements of Changes in Members' Capital ................................... 10

Notes to Financial Statements ............................................... 11

Supplemental Information .................................................... 21

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                                                                                      JUNE 30, 2006
                                                                                                                        (UNAUDITED)


ASSETS
Investments in securities, at market value (cost - $70,027,749)                                                       $  77,955,955
Cash and cash equivalents                                                                                                 5,988,090
Due from broker                                                                                                          25,783,501
Receivable for investment securities sold                                                                                 6,430,939
Interest receivable                                                                                                         133,389
Dividends receivable                                                                                                         19,389
Other assets                                                                                                                 25,769
                                                                                                                      -------------
    TOTAL ASSETS                                                                                                        116,337,032
                                                                                                                      -------------


LIABILITIES
Securities sold, not yet purchased, at market value (proceeds - $26,847,453)                                             26,689,747
Payable for investment securities purchased                                                                               1,015,380
Administration fees payable                                                                                                  74,834
Accounting and investor services fees payable                                                                                33,136
Dividends payable on securities sold, not yet purchased                                                                      37,052
Accrued expenses                                                                                                            202,913
                                                                                                                      -------------
    TOTAL LIABILITIES                                                                                                    28,053,062
                                                                                                                      -------------

      NET ASSETS                                                                                                      $  88,283,970
                                                                                                                      =============


MEMBERS' CAPITAL - NET ASSETS
Represented by:
Net capital contributions                                                                                             $  77,351,102
Accumulated net investment loss                                                                                            (183,811)
Accumulated net realized gain on investments                                                                              3,030,767
Net unrealized appreciation on investments                                                                                8,085,912
                                                                                                                      -------------


    MEMBERS' CAPITAL - NET ASSETS                                                                                     $  88,283,970
                                                                                                                      =============


The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                                                                                        JUNE 30, 2006
                                                                                                               MARKET VALUE
                  COMMON STOCK - 88.13%
                     APPAREL MANUFACTURERS - 1.35%
      39,975            Coach, Inc.*                                                                           $  1,195,252
                                                                                                               ------------
                     AUTOMOBILE / TRUCK PARTS & EQUIPMENT - ORIGINAL - 3.37%
     114,450            Tenneco, Inc.*                                                                            2,975,700
                                                                                                               ------------
                     CHEMICALS - SPECIALTY - 2.44%
      29,700            Sigma-Aldrich Corp.                                                                       2,157,408
                                                                                                               ------------
                     CIRCUIT BOARDS - 1.42%
      37,850            Multi-Fineline Electronix, Inc.*                                                          1,256,241
                                                                                                               ------------
                     COMMERCIAL BANKS - WESTERN U.S. - 3.10%
      60,250            SVB Financial Group*                                                                      2,738,965
                                                                                                               ------------
                     COMMERCIAL SERVICES - 2.83%
      63,190            Steiner Leisure, Ltd.*                                                                    2,497,901
                                                                                                               ------------
                     COMPUTERS - PERIPHERAL EQUIPMENT - 0.22%
      20,347            Sigma Designs, Inc.                                                                         191,872
                                                                                                               ------------
                     CONTAINERS - METAL / GLASS - 3.73%
     211,375            Crown Holdings, Inc.*                                                     (a)             3,291,109
                                                                                                               ------------
                     DENTAL SUPPLIES & EQUIPMENT - 1.85%
      46,850            Patterson Companies, Inc.*                                                                1,636,470
                                                                                                               ------------
                     DISTRIBUTION / WHOLESALE - 7.14%
     158,500            LKQ Corp.*                                                                                3,011,500
      47,725            Wesco International, Inc.*                                                                3,293,025
                                                                                                               ------------
                                                                                                                  6,304,525
                                                                                                               ------------
                     DIVERSIFIED MANUFACTURING OPERATIONS - 1.39%
      22,975            ESCO Technologies, Inc.                                                                   1,228,014
                                                                                                               ------------
                     DIVERSIFIED OPERATIONS / COMMERCIAL SERVICES - 1.79%
      29,000            Chemed Corp.                                                                              1,581,370
                                                                                                               ------------
                     ELECTRONIC COMPONENTS - SEMICONDUCTORS - 2.62%
      71,800            SiRF Technology Holdings, Inc.*                                                           2,313,396
                                                                                                               ------------
                     FIDUCIARY BANKS - 0.74%
      14,600            Investors Financial Services Corp.                                                          655,540
                                                                                                               ------------
                     FILTRATION / SEPARATION PRODUCTS - 3.15%
      99,425            Pall Corp.                                                                                2,783,900
                                                                                                               ------------

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

--------------------------------------------------------------------------------

SHARES                                                                                                        JUNE 30, 2006
                                                                                                               MARKET VALUE
                  COMMON STOCK (CONTINUED)
                     FINANCE - COMMERCIAL - 2.79%
      47,100            CIT Group, Inc.                                                                        $  2,462,859
                                                                                                               ------------
                     HOME DECORATION PRODUCTS - 0.86%
      29,375            Newell Rubbermaid, Inc.                                                                     758,756
                                                                                                               ------------
                     HOTELS & MOTELS - 4.31%
      97,900            Orient-Express Hotels, Ltd., Class A                                                      3,802,436
                                                                                                               ------------
                     MEDICAL - BIOMEDICAL / GENETICS - 5.31%
      78,275            Arena Pharmaceuticals, Inc.*                                                                906,425
      86,626            Illumina, Inc.*                                                                           2,569,327
      73,720            InterMune, Inc.*                                                                          1,212,694
                                                                                                               ------------
                                                                                                                  4,688,446
                                                                                                               ------------
                     MEDICAL - NURSING HOMES - 2.20%
      74,650            Kindred Healthcare, Inc.,*                                                                1,940,900
                                                                                                               ------------
                     MEDICAL - OUTPATIENT / HOME MEDICAL - 3.51%
      20,875            Lincare Holdings, Inc.                                                                      789,910
      85,622            Radiation Therapy Services, Inc.                                                          2,304,088
                                                                                                               ------------
                                                                                                                  3,093,998
                                                                                                               ------------
                     MEDICAL PRODUCTS - 1.43%
      41,875            Encore Medical Corp.*                                                                       201,419
      25,100            Stryker Corp.                                                                             1,056,961
                                                                                                               ------------

                                                                                                                  1,258,380
                                                                                                               ------------
                     NETWORKING PRODUCTS - 3.64%
      54,600            Anixter International, Inc.                                               (a)             2,591,316
      58,400            Foundry Networks, Inc.                                                                      622,544
                                                                                                               ------------
                                                                                                                  3,213,860
                                                                                                               ------------
                     NON - HAZARDOUS WASTE DISPOSAL - 2.20%
     170,950            Allied Waste Industries, Inc.*                                            (a)             1,941,992
                                                                                                               ------------
                     RESEARCH & DEVELOPMENT - 0.40%
      10,000            Pharmaceutical Product Development, Inc.                                                    351,200
                                                                                                               ------------

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

--------------------------------------------------------------------------------

SHARES                                                                                                        JUNE 30, 2006
                                                                                                               MARKET VALUE
                  COMMON STOCK (CONTINUED)
                     RETAIL - APPAREL / SHOES - 3.64%
      48,775            Jos. A. Bank Clothiers, Inc.*                                                          $  1,168,649
      22,450            Men's Wearhouse, Inc.*                                                                      680,235
     279,890            Wet Seal, Inc., Class A*                                                                  1,365,863
                                                                                                               ------------
                                                                                                                  3,214,747
                                                                                                               ------------
                     RETAIL - DISCOUNT - 1.90%
      68,500            Family Dollar Stores, Inc.                                                (a)             1,673,455
                                                                                                               ------------
                     RETAIL - JEWELRY - 2.43%
      64,975            Tiffany & Co.                                                                             2,145,475
                                                                                                               ------------
                     RETAIL - RESTAURANTS - 2.50%
     133,100            CKE Restaurants, Inc.                                                                     2,210,791
                                                                                                               ------------
                     SUPERCONDUCTOR PRODUCTS & SYSTEMS - 2.31%
      75,450            Intermagnetics General Corp.*                                                             2,035,641
                                                                                                               ------------
                     TELECOMMUNICATION EQUIPMENT FIBER OPTICS - 0.47%
     126,225            Finisar Corp.*                                                                              412,756
                                                                                                               ------------
                     TRANSPORT - EQUIPMENT & LEASING - 7.26%
      40,677            Amerco, Inc.*                                                             (a)             4,094,547
      54,350            GATX Corp.                                                                                2,309,875
                                                                                                               ------------
                                                                                                                  6,404,422
                                                                                                               ------------
                     TRANSPORT - SERVICES - 3.83%
      57,925            Ryder System, Inc.                                                                        3,384,558
                                                                                                               ------------
                  TOTAL COMMON STOCK (COST $69,811,418)                                                        $ 77,802,335
                                                                                                               ------------

CONTRACTS
                  WARRANTS - 0.00%
                     COMMERCIAL SERVICES - FINANCE - 0.00%
           1            NCO Group, Inc.* (1)                                                                   $          0
                                                                                                               ------------
                     MEDICAL - NURSING HOMES - 0.00%
           1            Sun Healthcare Group, Inc.* (2)                                                                   0
                                                                                                               ------------

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

--------------------------------------------------------------------------------

CONTRACTS                                                                                                     JUNE 30, 2006
                                                                                                               MARKET VALUE
                  WARRANTS (CONTINUED)
                     THERAPEUTICS - 0.00%
           1            CorAutus Genetics, Inc.* (3)                                                           $          0
                                                                                                               ------------
                  TOTAL WARRANTS (COST $2,595)                                                                 $          0
                                                                                                               ------------

                  PURCHASED OPTIONS - 0.17%
                     CALL OPTIONS - 0.17%
                     ELECTRONIC COMPONENTS - SEMICONDUCTORS - 0.04%
         120            Broadcom Corp., Class A, 08/19/2006, $35.00                                            $      9,000
         291            Texas Instruments, Inc., 07/22/2006, $30.00                                                  29,100
                                                                                                               ------------
                                                                                                                     38,100
                                                                                                               ------------
                     FOOD - RETAIL - 0.06%
          42            Whole Foods Market, Inc., 08/19/2006, $65.00                                                 13,020
         300            Whole Foods Market, Inc., 08/19/2006, $70.00                                                 37,500
                                                                                                               ------------
                                                                                                                     50,520
                                                                                                               ------------
                     WEB PORTALS / ISP - 0.07%
         200            Yahoo!, Inc., 07/22/2006, $30.00                                                             65,000
                                                                                                               ------------
                     TOTAL CALL OPTIONS (COST $213,736)                                                             153,620
                                                                                                               ------------

                  TOTAL PURCHASED OPTIONS (COST $213,736)                                                      $    153,620
                                                                                                               ------------

                  TOTAL INVESTMENTS (COST $70,027,749) - 88.30%                                                $ 77,955,955
                                                                                                               ------------

                  OTHER ASSETS, LESS LIABILITIES - 11.70% **                                                     10,328,015
                                                                                                               ------------

                  NET ASSETS - 100.00%                                                                         $ 88,283,970
                                                                                                               ============

(1) The Company has the rights to purchase 4,460 common shares at $54.47 per share, expiring September 28, 2006.

(2) The Company has the rights to purchase 34,000 common shares at $12.65 per share, expiring February 13, 2009.

(3) The Company has the rights to purchase 20,000 common shares at $6.72 per share, expiring December 31, 2008.

(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased, and open written options.

*    Non-income producing security.

** Includes $5,988,090 invested in a PNC Bank Money Market Account, which is 6.78% of net assets.

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

--------------------------------------------------------------------------------

                                                   JUNE 30, 2006                                                      JUNE 30, 2006
                                                   PERCENTAGE OF                                                      PERCENTAGE OF
                                                   NET ASSETS (%)                                                     NET ASSETS (%)
INVESTMENTS IN SECURITIES - BY INDUSTRY             (UNAUDITED)   INVESTMENTS IN SECURITIES - BY INDUSTRY (CONTINUED)  (UNAUDITED)
---------------------------------------            -------------  --------------------------------------------------- -------------
   Apparel Manufacturers                                1.35         Hotels & Motels                                       4.31
   Automobile / Truck Parts & Equipment - Original      3.37         Medical - Biomedical / Genetics                       5.31
   Chemicals - Specialty                                2.44         Medical - Nursing Homes                               2.20
   Circuit Boards                                       1.42         Medical - Outpatient / Home Medical                   3.51
   Commercial Banks - Western U.S.                      3.10         Medical Products                                      1.43
   Commercial Services                                  2.83         Networking Products                                   3.64
   Commercial Services - Finance                        0.00         Non-Hazardous Waste Disposal                          2.20
   Computers - Peripheral Equipment                     0.22         Research and Development                              0.40
   Containers - Metal / Glass                           3.73         Retail - Apparel / Shoes                              3.64
   Dental Supplies & Equipment                          1.85         Retail - Discount                                     1.90
   Distribution / Wholesale                             7.14         Retail - Jewelry                                      2.43
   Diversified Manufacturing Operations                 1.39         Retail - Restaurants                                  2.50
   Diversified Operations / Commercial Services         1.79         Superconductor Products & Systems                     2.31
   Electronic Components - Semiconductors               2.66         Telecommunication Equipment Fiber Optics              0.47
   Fiduciary Banks                                      0.74         Therapeutics                                          0.00
   Filtration / Separation Products                     3.15         Transport - Equipment & Leasing                       7.26
   Finance - Commercial                                 2.79         Transport - Services                                  3.83
   Food - Retail                                        0.06         Web Portals / ISP                                     0.07
   Home Decoration Products                             0.86                                                              -----
                                                                     TOTAL INVESTMENT IN SECURITIES                       88.30
                                                                                                                          =====

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                                                                                        JUNE 30, 2006
                                                                                                               MARKET VALUE
                  SECURITIES SOLD, NOT YET PURCHASED - (30.23%)
                     BROADCASTING SERVICES / PROGRAMMING - (3.99%)
     113,875            Clear Channel Communications, Inc.                                                     $ (3,524,431)
                                                                                                               ------------
                     COMPUTERS - (2.75%)
      99,075            Dell, Inc.                                                                               (2,423,375)
                                                                                                               ------------
                     COMPUTERS - PERIPHERAL EQUIPMENT - (2.36%)
      37,250            Lexmark International, Inc., Class A                                                     (2,079,668)
                                                                                                               ------------
                     CONSUMER PRODUCTS - MISCELLANEOUS - (0.50%)
      42,525            Playtex Products, Inc.                                                                     (443,536)
                                                                                                               ------------
                     DISTRIBUTION / WHOLESALE - (4.02%)
      50,700            CDW Corp.                                                                                (2,770,755)
      26,650            ScanSource, Inc.                                                                           (781,378)
                                                                                                               ------------
                                                                                                                 (3,552,133)
                                                                                                               ------------
                     FINANCIAL GUARANTEE INSURANCE - (3.64%)
      49,375            MGIC Investment Corp.                                                                    (3,209,375)
                                                                                                               ------------
                     INDEX FUND - LARGE CAP - (2.49%)
      68,000            Financial Select Sector SPDR Fund                                                        (2,199,120)
                                                                                                               ------------
                     LEISURE & RECREATIONAL PRODUCTS - (0.57%)
      46,300            K2, Inc.                                                                                   (506,522)
                                                                                                               ------------
                     MEDICAL - OUTPATIENT / HOME MEDICAL - (0.97%)
      37,811            Amsurg Corp.                                                                               (860,200)
                                                                                                               ------------
                     OFFICE EQUIPMENT - (1.24%)
      50,100            Acco Brands Corp.                                                                        (1,097,190)
                                                                                                               ------------
                     OIL & GAS DRILLING - (0.96%)
      25,075            Nabors Industries, Ltd.                                                                    (847,284)
                                                                                                               ------------
                     OIL - FIELD SERVICES - (1.09%)
      19,425            Weatherford International, Ltd.                                                            (963,869)
                                                                                                               ------------
                     OIL-SUPPLIES AND CONSTRUCTION - (1.83%)
      36,375            Smith International, Inc.                                                                (1,617,596)
                                                                                                               ------------
                     PUBLISHING - NEWSPAPERS - (0.57%)
      55,850            Journal Register Co.                                                                       (500,416)
                                                                                                               ------------

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

--------------------------------------------------------------------------------

SHARES                                                                                                        JUNE 30, 2006
                                                                                                               MARKET VALUE
                  SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)
                     RETAIL - APPAREL / SHOES - (0.69%)
      17,775            American Eagle Outfitters, Inc.                                                        $  (605,061)
                                                                                                               ------------
                     RETAIL - DISCOUNT - (1.49%)
      27,300            Wal-Mart Stores, Inc.                                                                    (1,315,041)
                                                                                                               ------------
                     RETAIL - JEWELRY - (1.07%)
      39,225            Zale Corp.                                                                                 (944,930)
                                                                                                               ------------

                  TOTAL SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $26,847,453)                              $(26,689,747)
                                                                                                               ============

                                                  JUNE 30, 2006
                                                  PERCENTAGE OF
                                                  NET ASSETS (%)
SECURITIES SOLD, NOT YET PURCHASED - BY INDUSTRY   (UNAUDITED)
------------------------------------------------  -------------
   Broadcasting Services/Programming                 (3.99)
   Computers                                         (2.75)
   Computers - Peripheral Equipment                  (2.36)
   Consumer Products - Miscellaneous                 (0.50)
   Distribution/Wholesale                            (4.02)
   Financial Guarantee Insurance                     (3.64)
   Index Fund - Large Cap                            (2.49)
   Leisure & Recreational Products                   (0.57)
   Medical - Outpatient / Home Medical               (0.97)
   Office Equipment                                  (1.24)
   Oil & Gas Drilling                                (0.96)
   Oil - Field Services                              (1.09)
   Oil - Supplies and Construction                   (1.83)
   Publishing - Newspapers                           (0.57)
   Retail - Apparel/Shoes                            (0.69)
   Retail - Discount                                 (1.49)
   Retail - Jewelry                                  (1.07)
                                                    ------
   TOTAL SECURITIES SOLD, NOT YET PURCHASED         (30.23)
                                                    ======

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                                                    SIX MONTHS ENDED
                                                                                                                      JUNE 30, 2006
                                                                                                                       (UNAUDITED)
INVESTMENT INCOME
      Interest                                                                                                          $   610,190
      Dividends                                                                                                             176,534
                                                                                                                        -----------
                                                                                                                            786,724
                                                                                                                        -----------

EXPENSES
      Administration fees                                                                                                   446,088
      Dividends on securities sold, not yet purchased                                                                       107,496
      Prime broker fees                                                                                                      90,969
      Legal fees                                                                                                             76,433
      Audit and tax fees                                                                                                     73,751
      Accounting and investor services fees                                                                                  65,929
      Insurance expense                                                                                                      25,449
      Board of Managers' fees and expenses                                                                                   25,331
      Custody fees                                                                                                           24,765
      Printing expense                                                                                                       24,439
      Registration expense                                                                                                    3,472
      Miscellaneous                                                                                                           6,413
                                                                                                                        -----------
         TOTAL EXPENSES                                                                                                     970,535
                                                                                                                        -----------

            NET INVESTMENT LOSS                                                                                            (183,811)
                                                                                                                        -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   REALIZED GAIN (LOSS) ON INVESTMENTS:
      Investment securities                                                                                               4,524,358
      Written options                                                                                                       222,632
      Securities sold, not yet purchased                                                                                 (1,716,223)
                                                                                                                        -----------
         NET REALIZED GAIN ON INVESTMENTS                                                                                 3,030,767
                                                                                                                        -----------

NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS                                                                        859,959
                                                                                                                        -----------

         NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                                                  3,890,726
                                                                                                                        -----------

         NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES                                            $ 3,706,915
                                                                                                                        ===========

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

STATEMENTS OF CHANGES IN MEMBERS' CAPITAL (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        SPECIAL
                                                                        ADVISORY
                                                                         MEMBER                  MEMBERS                  TOTAL
                                                                       ------------            ------------            ------------
MEMBERS' CAPITAL, DECEMBER 31, 2004                                    $         --            $ 69,689,177            $ 69,689,177
                                                                       ------------            ------------            ------------
FROM INVESTMENT ACTIVITIES
   Net investment loss                                                           --                (292,936)               (292,936)
   Net realized gain on investments                                              --               1,113,627               1,113,627
   Net change in unrealized appreciation
   on investments                                                                --               4,729,478               4,729,478
   Incentive allocation                                                     147,883                (147,883)                     --
                                                                       ------------            ------------            ------------
   NET INCREASE IN MEMBERS' CAPITAL
      DERIVED FROM INVESTMENT ACTIVITIES                                    147,883               5,402,286               5,550,169
                                                                       ------------            ------------            ------------
MEMBERS' CAPITAL TRANSACTIONS
   Capital contributions                                                         --              17,603,975              17,603,975
   Capital withdrawals                                                     (147,883)            (14,690,858)            (14,838,741)
                                                                       ------------            ------------            ------------

   Net increase (decrease) in members' capital
      derived from capital transactions                                    (147,883)              2,913,117               2,765,234
                                                                       ------------            ------------            ------------
MEMBERS' CAPITAL, DECEMBER 31, 2005                                    $         --            $ 78,004,580            $ 78,004,580
                                                                       ============            ============            ============

FROM INVESTMENT ACTIVITIES
   Net investment loss                                                 $         --            $   (183,811)           $   (183,811)
   Net realized gain on investments                                              --               3,030,767               3,030,767
   Net change in unrealized appreciation
      on investments                                                             --                 859,959                 859,959
   Incentive allocation                                                          --                      --                      --
                                                                       ------------            ------------            ------------
   NET INCREASE IN MEMBERS' CAPITAL
      DERIVED FROM INVESTMENT ACTIVITIES                                         --               3,706,915               3,706,915
                                                                       ------------            ------------            ------------
MEMBERS' CAPITAL TRANSACTIONS
   Capital contributions                                                         --               6,572,475               6,572,475
   Capital withdrawals                                                           --                      --                      --
                                                                       ------------            ------------            ------------
   NET INCREASE IN MEMBERS' CAPITAL
      DERIVED FROM CAPITAL TRANSACTIONS                                          --               6,572,475               6,572,475
                                                                       ------------            ------------            ------------

MEMBERS' CAPITAL, June 30, 2006                                        $         --            $ 88,283,970            $ 88,283,970
                                                                       ============            ============            ============

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

      1. ORGANIZATION

         Advantage Advisers Augusta Fund, L.L.C. (the "Company") was organized under the Delaware Revised Uniform Limited Partnership Act on May 30, 1996. Effective May 9, 2003 pursuant to the approval of its Limited Partners, the Company was converted to a Delaware limited liability company. At such time, the general partner's interest was converted to a member interest and a Special Advisory Account was established for the investment adviser. The Company is registered under the Investment Company Act of 1940, as amended, (the "Act") as a closed-end, non-diversified management investment company. The Company's term is perpetual, unless the Company is otherwise terminated under the terms of its Limited Liability Company Agreement dated as of June 5, 2003.

         The Company's investment objective is to achieve capital appreciation. It pursues this objective by investing in corporate equity and debt securities, using a value- and growth-based approach to security selection. The Company invests principally in equity securities of publicly-traded U.S. companies, including common stocks and other securities having equity characteristics, such as convertible bonds, convertible preferred stocks and stock options. The Company also may invest in corporate or government bonds and various types of derivatives securities, including futures, forwards, index options and warrants. It also may invest in equity and debt securities, bonds and other fixed-income securities of foreign issuers.

         The acceptance of initial and additional capital contributions from Members is subject to approval by the Board of Managers. The Company may from time to time offer to repurchase interests pursuant to written tenders by Members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in their discretion. The Adviser expects that, generally, it will recommend to the Board of Managers that the Company offer to repurchase interests from Members once each year effective as of the end of each such year. In 2005, in connection with the change in investment adviser, the Board of Managers authorized an offer to purchase interests from Members as of March 31, 2005.

         Generally, except as provided under applicable law, a Member shall not be liable for the Company's debts, obligations and liabilities in any amount in excess of the capital account balance of such Member, plus such Member's share of undistributed profits and assets.

      2. SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

--------------------------------------------------------------------------------

      2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         a.  REVENUE RECOGNITION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis, and dividends are recorded on the ex-dividend date, net of applicable withholding taxes. Interest income and expense are recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized using the effective interest rate method.

         b.  PORTFOLIO VALUATION

         The Company's securities are valued in accordance with policies adopted by the Board of Managers, which are summarized below.

         (i) Domestic exchange traded securities (other than options and those securities traded on the NASDAQ) shall be valued:

                (1) at their last composite sale prices as reported on the exchanges where those securities are traded; or

                (2) If no sales of those securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite asked prices for securities sold, not yet purchased, as reported by those exchanges.

         (ii)   Securities traded on NASDAQ shall be valued:

                (1) at the NASDAQ Official Closing Price ("NOCP") (which is the last trade price at or before 4:00 PM (Eastern Time) adjusted up to NASDAQ's best offer price if the last traded price is below such bid and down to NASDAQ's best offer price if the last trade is above such offer price); or

                (2) if no NOCP is available, at the last sale price on the NASDAQ prior to the calculation of the net asset value of the Company; or

                (3)  if no sale is shown on NASDAQ, at the bid price; or

                (4) if no sale is shown and no bid price is available, the price will be deemed "stale" and the value will be determined in accordance with the fair valuation procedures set forth herein.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

--------------------------------------------------------------------------------

      2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         b.  PORTFOLIO VALUATION (CONTINUED)

         Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or asked prices (in the case of securities sold, not yet purchased) as reported by such exchange. Listed options will be valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, purchased and written options will be valued at their bid or ask prices, respectively as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices respectively (or asked prices in the case of securities sold, not yet purchased) as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

         Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service, which employs a matrix to determine valuation for normal institutional size trading units, or consultation with brokers and dealers in such securities. The Board of Managers will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Board of Managers to represent fair value.

         The Company may enter into transactions in financial futures, foreign exchange options and foreign currency forward contracts that are used for hedging and non-hedging purposes. These contracts are valued at fair value with the resulting gains and losses included in realized gain on investments. Futures and forward contracts and options thereon, which are traded on commodities exchanges, are valued at their settlement value as of the close of such exchanges. The Company did not hold any financial futures, foreign exchange options or foreign currency forward contracts at June 30, 2006.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

--------------------------------------------------------------------------------

      2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         b.  PORTFOLIO VALUATION (CONTINUED)

         Fair value shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security or other investment; (ii) whether any dealer quotations are available; (iii) possible valuation methodologies that could be used to determine fair value; (iv) the recommendation of the Adviser with respect to the valuation; (v) whether the same or similar securities or other investments are held by other accounts or other funds managed by the Adviser and the valuation method used by the Adviser with respect thereto; (vi) the extent to which the fair value to be determined will result from the use of data or formulae produced by third parties independent of the Adviser; and (vii) the liquidity or illiquidity of the market for the security or other investment.

         The fair value of the Company's assets and liabilities which qualify as financial instruments under Statement of Financial Accounting Standards No. 107, "Discloses about Fair Value of Financial Instruments," approximates the carrying amounts presented in the Statement ofAssets, Liabilities and Members' Capital.

         c.  CASH EQUIVALENTS

         The Company treats all highly-liquid financial instruments that mature within three months of the time of purchase as cash equivalents. At June 30, 2006, $5,998,090 in cash equivalents was held at PNC Bank.

         d.  INCOME TAXES

         No provision for the payment of Federal, state or local income taxes on the profits of the Company is made as the Members are individually liable for the income taxes on their share of the Company's income.

         The Company reclassified ($292,936) and $1,113,627 from accumulated net investment loss and accumulated net realized gain on investments, respectively, to net capital contributions during the year ended December 31, 2005. This reclassification is a result of permanent book to tax differences to reflect, as an adjustment to net capital contributions, the amounts of taxable loss and net realized gain on investments that have been allocated to the Company's Members and had no effect on net assets.

      3. ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

         Oppenheimer provides certain management and administrative services to the Company including, among other things, providing office space and other support services. In exchange for such services, the Company pays Oppenheimer a monthly administration fee of 0.08333% (1% on an annualized basis) of the Company's net assets determined as of the beginning of the month.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

--------------------------------------------------------------------------------

      3. ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         During the six months ended June 30, 2006, Oppenheimer earned $21,091 in brokerage commissions from portfolio transactions executed on behalf of the Company.

         Net profits or net losses of the Company for each fiscal period are allocated among and credited to or debited against the capital accounts of all Members (except the Special Advisory Member) as of the last day of each fiscal period in accordance with Members' respective investment percentages for the fiscal period. The Adviser, in its capacity as the Special Advisory Member of the Company, is entitled to receive an incentive allocation (the "Incentive Allocation"), charged to the capital account of each Member as of the last day of each allocation period, of 20% of the amount by which net profits, if any, exceed the positive balance in the Member's "loss recovery account." The Incentive Allocation is credited to the Special Advisory Account of the Adviser. By the last business day of the month following the date on which an Incentive Allocation is made, the Adviser may withdraw up to 100% of the Incentive Allocation that was credited to the Special Advisory Account with respect to the allocation period. During the six months ended June 30, 2006, there was no incentive allocation to the Special Advisory Account. Based upon the profits for the six months ended June 30, 2006, the incentive allocation that would have been credited to the Special Advisory Account is $334,633. However, this amount is not reflected in the accompanying statement of changes in members' capital because the incentive allocation is credited at the end of the calendar year.

         At June 30, 2006, the Adviser had an investment in the Company amounting to $339,434, and is included in Members' Capital.

         Each member of the Board of Managers (each a "Manager") who is not an "interested person" of the Company, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Managers who are "interested persons" do not receive any annual or other fee from the Company. Managers who are not "interested persons" are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.

         PFPC Trust Company (the "Custodian") serves as custodian of the Company's assets.

         PFPC Inc. ("PFPC") serves as accounting and investor services agent to the Company and in that capacity provides certain accounting, recordkeeping and investor related services. The Company pays PFPC an administration fee based primarily on the average net assets of the Company as of the last day of each month, payable monthly, subject to a minimum annual fee.

         Oppenheimer acts as the non-exclusive placement agent for the Company, without special compensation from the Company, and bears costs associated with its activities as placement agent. However, the placement agent is entitled to charge a sales commission of up to 3% (up to 3.1% of the amount invested) in connection with a purchase of interests, at its discretion. For the six months ended June 30, 2006, sales commissions earned by Oppenheimer amounted to $64,960.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

--------------------------------------------------------------------------------

      4. INDEMNIFICATIONS

         The Company has entered into several contracts that contain routine indemnification clauses. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.

      5. SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities, excluding short-term securities, for the six months ended June 30, 2006, amounted to $74,901,554 and $74,762,480, respectively. Aggregate purchases and sales of securities sold, not yet purchased, excluding short-term securities, for the six months ended June 30, 2006, amounted to $28,205,500 and $43,236,638, respectively.

         At December 31, 2005, the aggregate cost for Federal income tax purposes of portfolio investments, securities sold, not yet purchased and written options was $64,791,655, $10,100,093, and $42,998, respectively.

         For Federal income tax purposes, at December 31, 2005, accumulated net unrealized appreciation on portfolio investments, securities sold, not yet purchased, and written options was $7,225,954, consisting of $8,954,152 gross unrealized appreciation and $1,728,198 gross unrealized depreciation.

         Due from broker primarily represents proceeds from securities sold, not yet purchased, net of premiums from written options, and excess cash, held at the prime broker as of June 30, 2006.

      6. SHORT-TERM BORROWINGS

         The Company has the ability to trade on margin and, in that connection, borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the
         Company  to  satisfy  an  asset  coverage  requirement  of  300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness. The Company pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Company pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. As of and for the six months ended June 30, 2006, the Company had no outstanding margin borrowings.

      7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Company may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options and sales of securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and members' capital.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

--------------------------------------------------------------------------------

      7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         The Company maintains cash in bank deposit accounts which, at times, may exceed Federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

         The Company may enter into forward contracts for the purchase or sale of a specific security or commodity at a fixed price on a future date as a hedge against either specific transactions or portfolio positions. The Company may also purchase and sell forward contracts to seek to increase total return. All commitments are "marked-to-market" daily at the applicable contract price and any resulting unrealized gains or losses are recorded in the Company's financial statements. The Company records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the contract. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the security or commodity.

         The Company's foreign exchange trading activities involve the purchase and sale (writing) of foreign exchange options having various maturity dates. The Company may seek to limit its exposure to foreign exchange rate movements by hedging such option positions with foreign exchange positions in spot currency, futures and forward contracts. Using financial futures contracts involves various market risks. The maximum amount of risk from the purchase of a futures contract is the contract value. At June 30, 2006, the Company had no foreign spot currency, forward contracts, futures or foreign exchange options outstanding.

         Securities sold, not yet purchased represents obligations of the Company to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk, as the Company's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets, liabilities and members' capital.

         The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for the same manner as investment securities.

         When the Company writes an option, the premium received by the Company is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Company has realized a gain or loss. In writing an option, the Company bears the market risk of an unfavorable change in the price of the security, index or currency underlying the written option. Exercise of an option written by the Company could result in the Company selling or buying a security or currency at a price different from the current market value.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

--------------------------------------------------------------------------------

      7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         During the six months ended June 30, 2006, transactions in written options were as follows:

                                                      CALL OPTIONS                     PUT OPTIONS
                                            -------------------------------   -------------------------------
                                                NUMBER                            NUMBER
                                             OF CONTRACTS       PREMIUM        OF CONTRACTS        PREMIUM
                                            --------------   --------------   --------------    -------------
         Beginning balance                              --   $           --              980    $     204,411

         Options written                                --               --            1,130          207,175

         Options closed                                 --               --             (480)        (114,557)

         Options exercised                              --               --             (680)        (141,714)

         Options expired                                --               --             (950)        (155,315)

         Options split                                  --               --               --               --
                                            --------------   --------------   --------------    -------------
         Written options outstanding
           as of June 30, 2006                          --               --               --    $          --
                                            ==============   ==============   ==============    =============

      8. RECENT ACCOUNTING PRONOUNCEMENTS

         On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

--------------------------------------------------------------------------------

      9. FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for each period end indicated:

                                   SIX MONTHS                                  YEAR ENDED
                                      ENDED        ----------------------------------------------------------------------
                                     JUNE 30,      DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                      2006            2005          2004|         2003           2002           2001
                                   -----------     ------------  ------------  ------------   ------------   ------------
Net assets, end of period
  (000s)                             $88,284         $78,005       $69,689       $95,706       $72,200        $130,447
Ratio of net investment
  loss to average net
    assets**                           (0.42%)***      (0.39%)       (1.51%)       (0.80%)       (0.92%)         (0.14%)
Ratio of expenses to
  average net assets**                  2.22%***        2.32%         2.32%         1.99%         1.84%           1.92%
Ratio of incentive
  allocation to average
    net assets                          0.00%           0.20%         0.02%         0.30%            0%+             0%
Total return-gross*                     4.81%           7.98%       (10.32%)       52.98%       (24.40%)         (0.03%)
Total return-net*                       3.85%           6.38%       (10.32%)       42.38%       (24.40%)         (0.03%)
Portfolio turnover                        91%            160%          454%          605%          686%            662%
Average debt ratio                        N/A             N/A           N/A           N/A           N/A             N/A

   * Total return assumes a purchase of an interest in the Company on the first day of the period and a sale of the interest on the last day of the period noted, gross/net of incentive allocation to the Special Advisory Member, if any, and does not include any applicable sales charges imposed by the placement agent.

   ** Ratios do not reflect the effects of incentive allocation to the Special Advisory Member, if any.

   ***   Annualized

   N/A   Not applicable

   | Effective September 1, 2004, Advantage Advisers Management, L.L.C. became the Company's investment adviser.

   +     Less than 0.01%.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2006 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

     10. SUBSEQUENT EVENTS

         Subsequent to June 30, 2006, the Company received initial capital contributions from Members of $97,000.

         The Nominating Committee of the Board determined to nominate James Buck and Jesse Ausubel, who serve as Independent Managers of other funds in the Advantage Advisers Group of Funds, to serve as Independent Managers of the Company, subject to the approval by a majority of the Members of the Company. The Nominating Committee also determined to designate Mr. Buck as lead Independent Manager for an additional annual fee of $2,500. At a special meeting of Members held on July 24, 2006, Mr. Buck and Mr. Ausubel were elected as Independent Managers of the Company.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

SUPPLEMENTAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

I.       PROXY VOTING

         A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the Securities and Exchange Commission's ("SEC"'s) website at http://www.sec.gov.

         Information regarding how the Company voted proxies relating to portfolio securities during the period from inception through June 30, 2006 is available, without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the SEC's website at http://www.sec.gov.

II.      PORTFOLIO HOLDINGS

         The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Company's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

III.     APPROVAL OF INVESTMENT ADVISORY AGREEMENT

         At a meeting held on March 1, 2006, the Board of Managers of the Company (the "Board") completed its annual consideration of, and approved the renewal of, the Company's investment advisory agreement with the Adviser. A special meeting was held on January 10, 2006 at which management provided and reviewed with the Board charts comparing the fees and expense structure of the Company with those of comparable registered funds and comparing the investment performance of the Company to the performance of similar funds and industry indices and discussed with the Board the materials to be provided at the March 1, 2006 meeting.

         In approving the renewal of the investment advisory agreement, the Board, including each of the Independent Managers, reviewed various written materials provided by the Adviser at the request of the Board and assessed: (i) the nature, extent and quality of the services provided to the Company; (ii) the investment performance of the Company relative to other comparable funds; (iii) advisory fees and other fees and expenses of the Company (including fee and expense information for comparable funds) and the profitability of the Adviser and its affiliates with respect to its relationship with the Company; (iv) the extent to which economies of scale would be realized as the Company's assets under management increase; and (v) whether advisory fee levels reflect any such economies of scale for the benefit of investors. The Board also approved the renewal of the administrative services agreement between the Company and Oppenheimer, an affiliate of the Adviser, which provides certain administrative services to the Company.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

--------------------------------------------------------------------------------

         In considering the nature, extent and quality of services that the Adviser provides to the Company, the Board reviewed presentations from management relating to staffing, management and the organizational structure of the various departments of Oppenheimer providing services to the Company. Management reviewed the investment management, compliance, regulatory risk management, administration, accounting infrastructure and investor related services provided by the Adviser and Oppenheimer and reviewed the costs associated with providing these services. The Independent Managers had, over the previous twelve months, considered various matters relevant to the consideration of the renewals of the various agreements, including: the nature, extent and quality of the services provided to the Company; Oppenheimer's commitment to the advisory business, including the alternative investment advisory business, and its platform of proprietary products; the research and portfolio management capabilities of the personnel responsible for managing the Company's assets; the appropriateness of the Adviser's staffing levels and the commitment of resources to fund accounting and administration, shareholder services and regulatory compliance; the Adviser's oversight of third-party service providers; and the profitability of the Adviser attributable to providing services to the Company, among other matters. The Independent Managers had previously had discussions with senior management at Oppenheimer and OAM, and with an independent board member of Oppenheimer Holdings Inc. (the ultimate parent of Oppenheimer and OAM), regarding each of the various regulatory actions and settlements involving Oppenheimer that had been disclosed to the Board during the past year, including but not limited to a special telephonic meeting of the Board on November 30, 2005 to obtain information from the general counsel of Oppenheimer regarding these matters.

         Based on its review, the Board concluded that the Company benefits from the services provided by the Adviser, including research and portfolio management services and also benefits from the administrative services and compliance infrastructure provided by the Adviser and Oppenheimer. The Board noted its overall satisfaction with the nature, extent and quality of services provided by the Adviser and concluded that the Company was receiving the services required from the Adviser under its agreement with the Company, and that these services were of appropriate quality.

         In connection with its consideration of the investment advisory agreement, the Board reviewed materials relating to the Company's investment performance on a quarterly basis. The Board also considered the Company's historical investment performance, including a comparison of such performance to the performance of similar funds and relevant indices. Although the performance of the Company varied from quarter to quarter, and the Company did not always outperform such funds and indices, the consensus of the Board was that, since the 2003 acquisition of the CIBC asset management business by Oppenheimer and over the long term, the performance of the Company has been adequate, although volatile. The Board also noted that the investment performance of the Company had improved during the prior year. The Board concluded that management is making appropriate efforts toward the goal of improving the Company's investment performance. The Independent Managers concluded that the fees paid to Oppenheimer and the Adviser were reasonable and appropriate and were within industry norms, based on the comparisons to similar funds. In particular, a fee comparison showed that

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

--------------------------------------------------------------------------------

         the fees charged -- a 1.0% management fee and 20% incentive allocation -- is comparable for similar products. The indirect benefits received by the Adviser and its affiliates attributable to its relationships to the Company also were considered.

         The Board also considered the advisory fees and current and historical expense ratios of the Company for the services provided by the Adviser and Oppenheimer under the investment advisory agreement and administrative services agreement, respectively. In this regard, the Board reviewed a comparison of the Company's fees and expenses to those of comparable registered funds, and concluded that the Company's fees and expenses are similar to those of the other funds. The Board also considered revenues received by the Adviser and Oppenheimer from the Company, including fees and incentive allocations, as well as data regarding the Adviser's financial condition, compensation and profitability, including related direct and indirect operating expenses relating to the Company and payments made to registered representatives of Oppenheimer for services they provide to investors. The Board reviewed the methodology used to estimate these costs, as set forth in the profitability materials provided by management. It also considered the indirect benefits received by the Adviser and its affiliates attributable to their relationships to the Company. The Board noted the Adviser's continued willingness to manage the Company and Oppenheimer's willingness to support the Adviser's operations evidenced their commitment to providing quality services to the Company.

         The Board also recognized that the Adviser and Oppenheimer support the distribution of interests in the Company by making direct payments from their own resources to financial advisors of Oppenheimer in connection with investor-related services.

         Based on its review of information relating to the Company's fees and expenses and the profitability of the Adviser and its affiliates, the Board concluded that the Company's fees under the investment advisory agreement and administrative services agreement bear a reasonable relationship to the services provided by the Adviser and Oppenheimer, and concluded that the Company's advisory fees and expenses were within industry norms.

         With respect to whether the Company benefits from economies of scale in costs associated with services provided to the Company, the Board concluded that, as economies of scale are predicated on increasing levels of assets, economies of scale are not being realized at the present time because there have been net outflows of capital from the Company.

         Based on the considerations described above, the following conclusions and determinations were made by the Board, including all of the Independent Managers:

             1. the nature, extent and quality of the services provided by the Adviser are adequate and appropriate;

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

--------------------------------------------------------------------------------

             2. the fees to be paid to the Adviser and Oppenheimer are reasonable and appropriate in light of comparative expense and advisory fee information and benefits to be derived by the Adviser and its affiliates from their relationships with the Company;

             3. the Adviser's fees are reasonable in light of the advisory fees charged by the Adviser and other investment advisers to similar investment vehicles receiving similar services.

             4. in light of a declining level of Company assets over the past several years, economies of scale are not being realized by the Adviser or Oppenheimer at current asset levels; and

             5. the approval of the renewal of the Company's investment advisory agreement and administrative services agreement for an additional annual period is in the best interests of the Company and its members.

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.



ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 12. EXHIBITS.

     (a)(1)    Not applicable.

     (a)(2)    Certifications  pursuant to Rule 30a-2(a)  under the 1940 Act and
               Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)    Not applicable.

     (b)       Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                Advantage Advisers Augusta Fund, LLC
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bryan McKigney
                         -------------------------------------------------------
                           Bryan McKigney, Principal Executive Officer
                           (principal executive officer)

Date 8/29/2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bryan McKigney
                         -------------------------------------------------------
                           Bryan McKigney, Principal Executive Officer
                           (principal executive officer)

Date 8/29/2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Vineet Bhalla
                         -------------------------------------------------------
                           Vineet Bhalla, Chief Financial Officer
                           (principal financial officer)

Date 8/29/2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.